COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Commitments Contingencies Risks And Uncertainties Details Narrative
Rent expenses	$ 14,647	$ 16,443